Consolidated Statements of Comprehensive Income (Loss) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ 1,375,294	$ (33,323,555)	$ (1,736,512)	$ (46,620,619)	$ (47,547,768)	$ (15,638,589)
Other comprehensive income (loss):
Foreign currency translation adjustment	35,099	(1,597,335)		(1,109,232)	795,745	(1,433,388)
Comprehensive loss	$ 1,410,393	$ (34,920,890)	$ (1,512,420)	$ (47,729,851)	$ (46,752,023)	$ (17,071,977)